SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Accounts receivable - allowance for doubtful accounts
Valuation and qualifying accounts
Balance at Beginning of Period	$ 1,716	$ 1,800	$ 1,625
Additions - Charged to Costs and Expenses		1,189	229
Deductions	979	1,273	54
Balance at End of Period	737	1,716	1,800
Allowance for returns
Valuation and qualifying accounts
Balance at Beginning of Period	7,679	7,230	8,501
Additions - Charged to Costs and Expenses	101,762	80,453	85,083
Deductions	101,492	80,004	86,354
Balance at End of Period	7,949	7,679	7,230
Allowance for discounts
Valuation and qualifying accounts
Balance at Beginning of Period	74	32	533
Additions - Charged to Costs and Expenses	144	208	371
Deductions	202	166	872
Balance at End of Period	16	74	32
Deferred tax valuation allowance
Valuation and qualifying accounts
Balance at Beginning of Period	415,173	497,485	545,565
Additions - Charged to Costs and Expenses	10,588
Deductions		82,312	48,080
Balance at End of Period	$ 425,761	$ 415,173	$ 497,485